Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Minimum required employee service period for participation	2 months
Employee annual contribution limit	$ 58
Maximum percentage contribution of employee's annual compensation allowed	100.00%
Employer matching contribution, percent of match	50.00%
Employee contribution, percent of base compensation required for company matching	8.00%
Employee service period required to be fully vested	2 years
Company contribution amount	$ 1,393	$ 1,158